Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
Basis of presentation
The accompanying consolidated financial statements have been prepared by management in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Principles of consolidation
Principles of consolidation
The consolidated financial statements include all accounts of Stock Building Supply, Inc., and its wholly-owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company evaluates these estimates and judgments on an ongoing basis and bases its estimates on historical experience, current conditions and various other assumptions that are believed to be reasonable under the circumstances. The results of these estimates form the basis for making judgments about the carrying values of assets and liabilities as well as identifying and assessing the accounting treatment with respect to commitments and contingencies. The significant estimates which could change by a material amount in the near term include accounts receivable reserves, inventory reserves, supplier rebates and goodwill impairment. Actual results may differ materially from these estimates under different assumptions or conditions.

Business and credit concentrations
Business and credit concentrations

The Company maintains cash at financial institutions in excess of federally insured limits. Accounts receivable potentially expose the Company to concentrations of credit risk. Mitigating this credit risk is collateral underlying certain accounts receivable (perfected liens or lien rights) as well as the Company’s analysis of a customer’s credit history prior to extending credit. Concentrations of credit risk with respect to accounts receivable are limited due to the Company’s large number of customers and their dispersion across various regions of the United States. At December 31, 2013 and 2012, no customer represented more than 10% of accounts receivable. For the years ended December 31, 2013, 2012 and 2011, no customer represented more than 10% of revenue.

The Company’s future results could be adversely affected by a number of factors including: competitive pressure on sales and pricing, weather conditions, consumer spending and debt levels, interest rates, existing residential home sales and new home construction, lumber prices and product mix.

Cash and cash equivalents	Cash and cash equivalents Cash equivalents are highly liquid investments that are readily convertible to known amounts of cash and have a maturity of three months or less from the time of purchase.
Restricted assets	Restricted assets are classified as current or non-current assets based on their designated purpose.
Fair value of financial instruments
Fair value of financial instruments

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2
Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3
Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation.

Accounts receivable
Accounts receivable

Accounts receivable result from the extending of credit to trade customers for the purchase of goods and services. The terms generally provide for payment within 30 days of being invoiced. On occasion, when necessary to compete in certain circumstances, the Company will sell product under extended payment terms. Accounts receivable are stated at estimated net realizable value. The allowance for doubtful accounts is based on an assessment of individual past due accounts, historical write-off experience, accounts receivable aging, customer disputes and the business environment. Account balances are charged off when the potential for recovery is considered remote. The Company grants trade discounts on a percentage basis. The Company records an allowance against accounts receivable for the amount of discounts it estimates will be taken by customers. The discounts are recorded as a reduction to revenue when products are sold.

Consideration received from suppliers
Consideration received from suppliers

The Company enters into agreements with many of its suppliers providing for inventory purchase rebates (“supplier rebates”) upon achievement of specified volume purchasing levels. Supplier rebates are accrued as part of cost of goods sold based on progress towards earning the supplier rebates, taking into consideration cumulative purchases of inventory to date and projected purchases through the end of the year. The Company estimates the rebates applicable to inventory on-hand at each period end based on the inventory turns of the related items.

Revenue recognition
Revenue recognition

The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is reasonably assured, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. All sales recognized are net of allowances for discounts and estimated returns, based on historical experience, and sales tax.

Revenues from construction contracts generally are recognized on the completed contract basis, as these contracts generally are completed within 30 days. Revenues from certain construction contracts, which are generally greater than 30 days, are recognized on the percentage-of-completion method, measured by the percentage of costs incurred to date to estimated costs for each contract. Costs of goods sold related to construction contracts include all direct material, subcontractor and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools and repairs. General and administrative costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Shipping and handling costs	Shipping and handling costs The Company includes shipping and handling costs in selling, general and administrative expenses on the consolidated statements of operations.
Property and equipment
Property and equipment

Property and equipment are stated at cost. Expenditures for renewals and betterments, which extend the useful lives of assets, are capitalized while maintenance and repairs are charged to expense as incurred. Property and equipment obtained through acquisition are stated at estimated fair market value as of the acquisition date, and are depreciated over their estimated remaining useful lives, which may differ from our stated policies for certain assets. Gains and losses related to the sale of property and equipment are recorded as selling, general and administrative expenses.

Property and equipment are depreciated using the straight-line method and are generally depreciated over the following estimated service lives:

Buildings and improvements	40 years
Leasehold improvements	Lesser of life of the asset or remaining
lease term, and not to exceed 10 years
Furniture, fixtures and equipment	2–10 years
Vehicles	4–7 years

Property and equipment acquired in connection with business combinations may be assigned remaining estimated service lives outside of these ranges.

Assets are classified as held for sale if the Company commits to a plan to sell the asset within one year and actively markets the asset in its current condition for a price that is reasonable in comparison to its estimated fair value. Assets held for sale are stated at the lower of depreciated cost or estimated fair value less expected disposition costs. The majority of assets classified as held for sale as of December 31, 2013 are under contract to be sold during 2014.

Goodwill and other intangible assets
Goodwill and other intangible assets

At least annually, or more frequently as changes in circumstances indicate, the Company tests goodwill for impairment. To the extent that the carrying value of the net assets of any of the reporting units having goodwill is greater than their estimated fair value, the Company may be required to record impairment charges. The Company’s reporting units are its East, South and West geographic divisions and Coleman Floor. The Company is required to make certain assumptions and estimates regarding the fair value of the reporting units containing goodwill when assessing for impairment. Changes in the fact patterns underlying such assumptions and estimates could ultimately result in the recognition of additional impairment losses.

During the third quarter of 2013, 2012 and 2011, the Company performed its annual impairment assessment of goodwill which did not indicate that an impairment existed. During each assessment, the Company determined that the fair value of its reporting units containing goodwill substantially exceeded their carrying value. The Company estimated the fair value of the reporting units using the income approach. The income approach uses a reporting unit’s projection of estimated future cash flows that is discounted at a market derived weighted average cost of capital. The projection uses management’s best estimates of economic and market conditions over the projected period including growth rates in sales, costs, estimates of future expected changes in operating margins and cash expenditures. As part of the 2013 assessment, the aggregate fair values of the reporting units were compared and reconciled to the Company's market capitalization. There was no active trading market for our equity or debt in 2012 and 2011.

Acquired intangible assets other than goodwill are amortized over their weighted average amortization period unless they are determined to be indefinite. Acquired intangible assets are carried at cost, less accumulated amortization. For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish the carrying value. The fair value of acquired intangible assets is determined using common valuation techniques, and the Company employs assumptions developed using the perspective of a market participant.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets, such as property, equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever facts and circumstances indicate that the carrying amount of an asset may not be recoverable. For impairment testing of long-lived assets, the Company identifies asset groups at the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset.

Income taxes
Income taxes

The Company computes income taxes using the asset and liability method in accordance with ASC 740, Income Taxes(“ASC 740”). Deferred taxes represent the difference between the tax basis of assets or liabilities, calculated under tax laws, and the reported amounts in the Company’s consolidated financial statements. The Company will establish a valuation allowance for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain. Periodically, the valuation allowance is reviewed and adjusted based on management’s assessments of realizable deferred tax assets.

ASC 740 also prescribes a recognition threshold and certain measurement principles for the financial statements related to tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain tax position on an income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties associated with income taxes, accounting in interim periods, disclosures and transition requirements.

The Company’s policy is to recognize interest and penalties related to income tax liabilities and unrecognized tax benefits in income tax expense.

Casualty and health insurance
Casualty and health insurance

The Company is self insured for general liability, auto liability and workers’ compensation exposures, as well as health care claims, with specific excess insurance purchased from independent carriers to cover individual claims in excess of the self-insured limits. The expected liability for unpaid claims, including incurred but not reported losses, is reflected on the consolidated balance sheets as a liability with current and long-term components. The amount recoverable from insurance providers is reflected on the consolidated balance sheets in prepaid expenses and other current assets. Provisions for losses are developed from valuations that rely upon the Company’s past claims experience, which considers both the frequency and settlement of claims. The casualty and health insurance liabilities are recorded at their undiscounted value.

Retirement savings program
Retirement savings program

The Company sponsors a defined contribution retirement savings plan. Employees who have attained the age of 18 and have completed 90 days of service prior to the plan entry date are eligible to participate in the plan.

Lease obligations
Lease obligations

The Company recognizes lease obligations with fixed escalations of rental payments on a straight-line basis over the lease term, with the amount of rental expense in excess of lease payments recorded as a deferred rent liability.

Advertising and promotion	Advertising and promotion Costs associated with advertising and promoting products and services are expensed in the period incurred
Stock-based compensation
Stock-based compensation

In accordance with the requirements of ASC 718, Compensation—Stock Compensation (“ASC 718”), the Company measures and recognizes compensation expense for all share-based payment awards made to employees using a fair value based pricing model. The compensation expense is recognized over the requisite service period.

Restructuring and related expenses
Restructuring and related expenses

The Company accounts for costs associated with exit or disposal in accordance with ASC 420, Exit or Disposal Cost Obligations (“ASC 420”), which requires that: (i) liabilities associated with exit and disposal activities be measured at fair value; (ii) one-time termination benefits be expensed at the date the entity notifies the employee, unless the employee must provide future service, in which case the benefits are expensed ratably over the future service period; (iii) liabilities related to an operating lease/contract be recognized and measured at its fair value when the contract does not have any future economic benefit to the entity (i.e., the entity ceases to utilize the rights conveyed by the contract); and (iv) for typically all other costs related to an exit or disposal activity to be expensed as incurred.

Debt issuance costs	Debt issuance costs Costs incurred in connection with the Company’s secured credit agreement are capitalized and amortized over the term of the agreement.
Derivatives
Derivatives

The Company recognizes all derivative instruments as assets or liabilities in the Company’s balance sheets at fair value. Changes in the fair value of derivative instruments that are not designated as hedges or that do not meet the hedge accounting criteria are reported in earnings. The Company elected not to designate any new derivative instruments as hedges for the years 2013, 2012 or 2011, and therefore all changes in the fair market value of the hedge contracts have been reported in cost of goods sold, on the consolidated statements of operations.

The Company may decide to designate these instruments as hedges in future periods. The Company does not enter into any derivatives for speculative or trading purposes; all derivatives are used to offset existing or expected risks associated with fluctuations in interest rates or commodities.

Warranty expense
Warranty expense

We have warranty obligations with respect to most manufactured products; however, the liability for the warranty obligations is not significant as a result of third-party inspection and acceptance processes.

Comprehensive loss	Comprehensive loss Comprehensive loss is equal to the net loss for all periods presented.
Recently issued accounting pronouncements	Recently issued accounting pronouncements There were no significant new accounting pronouncements or changes to existing guidance that were applicable to us.